Earnings per CPO/Share	12 Months Ended
Dec. 31, 2021
Earnings per CPO/Share
Earnings per CPO/Share
25.	Earnings per CPO/Share

At December 31, 2021 and 2020, the weighted average of outstanding total shares, CPOs and Series “A”, Series “B”, Series “D” and Series “L” Shares (not in the form of CPO units), was as follows (in thousands):

	2021	2020
Total Shares	327,524,800	330,685,559
CPOs	2,326,366	2,351,464
Shares not in the form of CPO units:
Series “A” Shares	55,339,297	55,563,596
Series “B” Shares	187	187
Series “D” Shares	239	239
Series “L” Shares	239	239

Basic earnings per CPO and per each Series “A”, Series “B”, Series “D” and Series “L” Share (not in the form of a CPO unit) for the years ended December 31, 2021, 2020 and 2019, are presented as follows:

	2021				2020				2019
			Per				Per				Per
	Per CPO		Share (*)		Per CPO		Share (*)		Per CPO		Share (*)
Net (loss) income attributable to stockholders of the Company	Ps.	2.17	Ps.	0.02	Ps.	(0.44)	Ps.	0.00	Ps.	1.60	Ps.	0.01

(*) Series “A”, “B”, “D” and “L” Shares not in the form of CPO units.

Diluted earnings per CPO and per Share attributable to stockholders of the Company calculated in connection with CPOs and shares in the LTRP, are as follows:

	2021	2020
Total Shares	352,134,036	352,237,926
CPOs	2,485,895	2,486,783
Shares not in the form of CPO units:
Series “A” Shares	58,926,613	58,926,613
Series “B” Shares	2,357,208	2,357,208
Series “D” Shares	239	239
Series “L” Shares	239	239

Diluted earnings per CPO and per each Series “A”, Series “B”, Series “D” and Series “L” Share (not in the form of a CPO unit) for the years ended December 31, 2021, 2020 and 2019, are presented as follows:

	2021				2020				2019
	Per		Per		Per		Per		Per		Per
	CPO		Share (*)		CPO		Share (*)		CPO		Share (*)
Net (loss) income attributable to stockholders of the Company	Ps.	2.01	Ps.	0.02	Ps.	(0.41)	Ps.	0.00	Ps.	1.53	Ps.	0.01

(*) Series “A”, “B”, “D” and “L” Shares not in the form of CPO units.